Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40286
Entity Registrant Name	ARRIVAL
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	60a, rue des Bruyeres
Entity Address, Postal Zip Code	L-1274
Entity Address, City or Town	Howald
Entity Address, Country	LU
Title of 12(b) Security	Ordinary Shares, with a
Trading Symbol	ARVL
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	657,661,077
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001835059
Entity Filer Category	Large Accelerated Filer
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	60a, rue des Bruyeres
Entity Address, Postal Zip Code	L-1274
Entity Address, City or Town	Howald
Entity Address, Country	LU
Contact Personnel Name	Daniel Chin
Country Region	+352
City Area Code	621
Local Phone Number	266 815